COMBINED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
COMBINED FINANCIAL INFORMATION
Schedule of Balance Sheet

Balance Sheet	As at December 31, 2017

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

ASSETS
Non-current assets:
Investment properties	$2,733,568			$2,733,568
Investment in Granite LP	—	12	(12)	—
Other non-current assets	7,359			7,359

	2,740,927	12	(12)	2,740,927
Current assets:
Assets held for sale	391,453			391,453
Other current assets	4,988	46		5,034
Intercompany receivable(1)	—	6,331	(6,331)	—
Cash and cash equivalents	68,572	447		69,019

Total assets	$3,205,940	6,836	(6,343)	$3,206,433

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debentures, net	$647,306			$647,306
Other non-current liabilities	305,518			305,518

	952,824			952,824
Current liabilities:
Bank indebtedness	32,552			32,552
Intercompany payable(1)	6,331		(6,331)	—
Other current liabilities	76,371	6,824		83,195

Total liabilities	1,068,078	6,824	(6,331)	1,068,571

Equity:
Stapled unitholders' equity	2,136,602	12		2,136,614
Non-controlling interests	1,260		(12)	1,248

Total liabilities and equity	$3,205,940	6,836	(6,343)	$3,206,433

(1)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Balance Sheet	As at December 31, 2016

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

ASSETS
Non-current assets:
Investment properties	$2,653,095			$2,653,095
Investment in Granite LP	—	8	(8)	—
Other non-current assets	7,888			7,888

	2,660,983	8	(8)	2,660,983
Current assets:
Other current assets	4,392	52		4,444
Intercompany receivable(1)	—	8,029	(8,029)	—
Cash and cash equivalents	246,182	33		246,215

Total assets	$2,911,557	8,122	(8,037)	$2,911,642

LIABILITIES AND EQUITY
Non-current liabilities:
Unsecured debentures, net	$646,768			$646,768
Other non-current liabilities	256,669			256,669

	903,437			903,437

Current liabilities:
Intercompany payable(1)	8,029		(8,029)	—
Other current liabilities	50,355	8,114		58,469

Total liabilities	961,821	8,114	(8,029)	961,906

Equity:
Stapled unitholders' equity	1,948,199	8		1,948,207
Non-controlling interests	1,537		(8)	1,529

Total liabilities and equity	$2,911,557	8,122	(8,037)	$2,911,642

(1)	Represents employee and trustee/director compensation related amounts which will be reimbursed by Granite LP.

Schedule of Income Statement

Income Statement	Year ended December 31, 2017

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

Revenue	$222,638			$222,638
General and administrative expenses	26,066			26,066
Proxy contest expenses	5,866			5,866
Interest expense and other financing costs, net	19,471			19,471
Other costs and expenses, net	10,207			10,207
Share of (income) loss of Granite LP	—	(4)	4	—
Fair value gains on investment properties, net	(212,106)			(212,106)
Fair value losses on financial instruments	823			823
Acquisition transaction costs	718			718
Loss on sale of investment properties	427			427

Income before income taxes	371,166	4	(4)	371,166
Income tax expense	13,418			13,418

Net income	357,748	4	(4)	357,748

Less net income attributable to non-controlling interests	50		(4)	46

Net income attributable to stapled unitholders	$357,698	4	—	$357,702

Income Statement	Year ended December 31, 2016

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

Revenue	$223,401			$223,401
General and administrative expenses	27,960			27,960
Interest expense and other financing costs, net	19,587			19,587
Early redemption costs of unsecured debentures	11,920			11,920
Other costs and expenses, net	7,971			7,971
Share of (income) loss of Granite LP	—	(3)	3	—
Fair value gains on investment properties, net	(175,924)			(175,924)
Fair value losses on financial instruments	1,150			1,150
Loss on sale of investment properties	2,420			2,420

Income before income taxes	328,317	3	(3)	328,317
Income tax expense	47,625			47,625

Net income	280,692	3	(3)	280,692

Less net income attributable to non-controlling interests	1,370		(3)	1,367

Net income attributable to stapled unitholders	$279,322	3	—	$279,325

Schedule of Statement of Cash Flows

Statement of Cash Flows	Year ended December 31, 2017

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

OPERATING ACTIVITIES
Net income	$357,748	4	(4)	$357,748
Items not involving current cash flows	(192,530)	(4)	4	(192,530)
Changes in working capital balances	(8,011)	414		(7,597)
Other operating activities	1,056			1,056

Cash provided by operating activities	158,263	414	—	158,677

INVESTING ACTIVITIES
Business acquisition	(153,979)			(153,979)
Investment property capital additions
— Maintenance or improvements	(10,736)			(10,736)
— Developments or expansions	(72,404)			(72,404)
Other investing activities	(728)			(728)

Cash used in investing activities	(237,847)	—	—	(237,847)

FINANCING ACTIVITIES
Distributions paid	(122,637)			(122,637)
Other financing activities	17,399			17,399

Cash used in financing activities	(105,238)	—	—	(105,238)

Effect of exchange rate changes	7,212			7,212

Net increase (decrease) in cash and cash equivalents during the year	$(177,610)	414	—	$(177,196)

Statement of Cash Flows	Year ended December 31, 2016

	Granite REIT	Granite GP	Eliminations/ Adjustments	Granite REIT and Granite GP Combined

OPERATING ACTIVITIES
Net income	$280,692	3	(3)	$280,692
Items not involving current cash flows	(121,864)	(3)	3	(121,864)
Changes in working capital balances	81	(122)	—	(41)
Other operating activities	1,204			1,204

Cash provided by (used in) operating activities	160,113	(122)	—	159,991

INVESTING ACTIVITIES
Investment property capital additions
— Maintenance or improvements	(2,063)			(2,063)
— Developments or expansions	(17,221)			(17,221)
Other investing activities	31,063			31,063

Cash provided by investing activities	11,779	—	—	11,779

FINANCING ACTIVITIES
Distributions paid	(113,095)			(113,095)
Other financing activities	73,134			73,134

Cash used in financing activities	(39,961)	—	—	(39,961)

Effect of exchange rate changes	(4,749)			(4,749)

Net increase (decrease) in cash and cash equivalents during the year	$127,182	(122)	—	$127,060